Commitments and Contingencies (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 22, 2026 USD ($)	Mar. 22, 2026 CNY (¥)
Commitments and Contingencies [Abstract]
Total contractual consideration			$ 2,174,543	¥ 15,000,000
Remaining unpaid contractual capital commitment amount	$ 869,817	¥ 6,000,000